Subsequent Events (Details)	Apr. 01, 2021 USD ($) Vote shares	Sep. 30, 2021 shares	Jul. 01, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Subsequent Event [Line Items]
Common stock, shares authorized		1,000	1,000
Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized				3,250,000,000	500,890,000
Number of votes to each holder | Vote	1
Class A common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	161,518,057	161,518,057		161,518,057	161,518,057
Class B common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	3,250,000,000	3,250,000,000		3,250,000,000	3,250,000,000
Conversion ratio	1
Class B Employee Equity Units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	60,000,000
Conversion ratio	1
Class C common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	0
Class C Employee Equity Units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	21,411,801
TurnKey Vacation Rentals, Inc. | Vacasa Holdings LLC
Subsequent Event [Line Items]
Cash consideration paid to Wyndham Destinations, Inc. | $	$ 45,000,000
Fair value of Vacasa's common units issued to Wyndham Destinations, Inc.	573,800
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Vacasa Holdings LLC
Subsequent Event [Line Items]
Cash consideration paid to Wyndham Destinations, Inc. | $	$ 45,000,000
Fair value of Vacasa's common units issued to Wyndham Destinations, Inc.	$405
Senior secured convertible | $	$ 0
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Class A common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	161,518,057
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Class B common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	3,250,000,000
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Class B Employee Equity Units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	60,000,000
Conversion ratio	1
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Class C common units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	0
Subsequent Event [Member] | TurnKey Vacation Rentals, Inc. | Class C Employee Equity Units | Vacasa Holdings LLC
Subsequent Event [Line Items]
Common stock, shares authorized	21,411,801